Employee Benefit Plans	9 Months Ended	12 Months Ended
	Mar. 28, 2025	Jun. 28, 2024
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plans
Note 9. Employee Benefit Plans
Defined Benefit Plan
The Company sponsors a defined benefit pension plan that is solely available for employees located in South Korea. As of March 28, 2025, and June 28, 2024, the plan had a net unfunded status of $7 million and $6 million, respectively, classified as Other liabilities on the Condensed Consolidated Balance Sheets. Total pension expense included in Cost of revenue and Operating expenses in the Condensed Consolidated Statements of Operations was not material for the nine months ended March 28, 2025 and March 29, 2024. No employees of the Company participate in defined benefit pension plans sponsored by WDC or its subsidiaries.

The Flash Business of Western Digital Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Plans
Note 8. Employee Benefit Plans
Defined Benefit Plans
The Business sponsors a defined benefit pension plan that is solely available for employees located in South Korea. As of June 28, 2024, and June 30, 2023, the plan had a net unfunded status of $6 million and $5 million, respectively, reported within other liabilities on the Combined Balance Sheets. Total pension expense included in cost of revenue and operating expenses in the Combined Statements of Operations was not material for each of the fiscal years ended June 28, 2024, June 30, 2023, and July 1, 2022. No employees of the Business participate in defined benefit pension plans sponsored by the Parent or its subsidiaries.
Defined Contribution Plans
Our eligible employees participate in a 401(k)-matching program, Western Digital Corporation 401(k) Plan (the “Plan”), maintained by the Parent. The Plan covers substantially all domestic employees, subject to certain eligibility requirements. Eligible employees receive employer matching contributions immediately upon hire unless the individual is covered by a collective bargaining agreement, provides services as a consultant, intern, independent contractor, leased or temporary employee or otherwise is not treated as a common-law
employee.
Through December 31, 2021, eligible employees were generally able to contribute up to 75% of their eligible compensation on a combined pre-tax
and Roth basis, 10% on a combined
pre-tax
catch-up
and Roth
catch-up
basis, and 10% on a
non-Roth
after-tax
basis subject to Internal Revenue Service (“IRS”) limitations. Eligible employees are generally able to contribute up to 85% of their eligible compensation on a combined pre-tax
and Roth basis regardless of age, and 10% of their eligible compensation on an after-tax
basis, all subject to IRS limitations. The Business may make a basic matching contribution equal to 50% of each eligible participant’s contribution that does not exceed 6% of the eligible participant’s annual compensation in the year of contribution. Furthermore, the Business’s employer matching contributions vest immediately. Contributions, including the Business’s matching contribution to the Plan, are recorded as soon as administratively possible after the Business makes payroll deductions from Plan participants.
Effective February 18, 2023, the Business announced its decision to suspend matching contributions through the end of the calendar year 2023. The Business later resumed matching contributions on January 1, 2024.
For 2024, 2023 and 2022, the Plan contributions attributable to the Business were $5 million, $9 million and $15 million, respectively.